Contract Assets, Net - Schedule of Contract Assets, Net (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($)
Contract with Customer, Asset, after Allowance for Credit Loss [Abstract]
Beginning balance	$ 59,554,163	$ 7,654,875	$ 16,120,142
Addition	40,444,438	5,198,581	46,842,781
Changes due to billings	(8,087,529)	(1,039,542)	(1,874,928)
Total	91,911,072		61,087,995	$ 11,813,914
Allowance for expected credit losses	(812,433)		(1,533,832)	$ (104,427)
Ending balance	$ 91,098,639	$ 11,709,487	$ 59,554,163